INCOME TAXES (Details - Reconciliation net labilities) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [line items]
Recognized in Net income (loss)	$ 89	$ (49)	$ 97
Foreign exchange	184	(82)	(157)
Balance, end of year	27
Deferred tax liability related to property, plant and equipment revaluations	3,685	2,561
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	3,398	1,549
Noncapital losses
Deferred tax assets and liabilities [line items]
Balance, beginning of year	508	499	458
Recognized in Net income (loss)	(60)	(97)	24
Recognized in equity	1	13	17
Business combination	0	79	0
Foreign exchange	(20)	14	0
Balance, end of year	429	508	499
Amount available for future deductions
Deferred tax assets and liabilities [line items]
Balance, beginning of year	0	0	0
Recognized in Net income (loss)	0	0	0
Recognized in equity	0	0	0
Business combination	0	0	0
Foreign exchange	0	0	0
Balance, end of year	0	0	0
Difference between tax and carrying value
Deferred tax assets and liabilities [line items]
Balance, beginning of year	(3,919)	(4,151)	(2,996)
Recognized in Net income (loss)	149	48	73
Recognized in equity	(985)	341	(48)
Business combination	73	(63)	(1,020)
Foreign exchange	204	(94)	(160)
Balance, end of year	(4,478)	(3,919)	(4,151)
Deferred tax liability asset
Deferred tax assets and liabilities [line items]
Balance, beginning of year	(3,411)	(3,652)	(2,538)
Recognized in Net income (loss)	89	(49)	97
Recognized in equity	(984)	354	(31)
Business combination	73	16	(1,020)
Foreign exchange	184	(80)	(160)
Balance, end of year	$ (4,049)	$ (3,411)	$ (3,652)